INCOME TAXES (Details 4) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Net operating loss	$ (4,131)	$ (3,253)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(2,631)	(1,753)
Deferred tax liabilities:
In-process research and development	13,195	30,198
Deferred tax liability	13,195	30,198
Net deferred tax liability	$ 10,564	$ 28,445